Revenue From Contracts With Customers - Analysis of Group's Revenue Streams (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,869	£ 4,129	£ 4,513
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,650	2,039	2,188
Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	373	677	704
Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,100	1,186	1,302
Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	177	176	182
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,464	1,345	1,365
Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	599	558	597	[1]
Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	227	229	229
Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	638	558	539
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	755	745	960
Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	367	337	333
Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	337	313	319
Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51	95	308
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,534	2,784	2,929
North America [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,075	1,436	1,560
North America [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	86	378	394
North America [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	975	1,042	1,146
North America [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	16	20
North America [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	874	816	842
North America [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	309	298	318	[1]
North America [member] | Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	175	174	183
North America [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	390	344	341
North America [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	585	532	527
North America [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	319	288	274
North America [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	266	244	253
Core [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	838	806	815
Core [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	306	317	324
Core [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	169	172	171
Core [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81	87	93
Core [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56	58	60
Core [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	484	442	440
Core [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	264	237	256	[1]
Core [member] | Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	55	46
Core [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	168	150	138
Core [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48	47	51
Core [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	2	5
Core [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45	40	34
Core [member] | Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	5	12
Growth [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	497	539	769
Growth [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269	286	304
Growth [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118	127	139
Growth [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	57	63
Growth [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107	102	102
Growth [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106	87	83
Growth [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26	23	23	[1]
Growth [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80	64	60
Growth [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	122	166	382
Growth [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46	47	54
Growth [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26	29	32
Growth [member] | Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 50	£ 90	£ 296

[1]	The analysis of Assessments revenues in 2018 and 2017 have been re-presented to reflect the transfer of a product from School to Clinical.